Jensen Quality Value Fund
Schedule of Investments
August 31, 2019 (Unaudited)

	Shares	Value
COMMON STOCKS - 95.09%
Air Freight & Logistics - 2.15%
Expeditors International of Washington, Inc.	11,710	$832,581

Building Products - 2.43%
Lennox International, Inc.	3,710	941,524

Capital Markets - 1.36%
Affiliated Managers Group, Inc.	6,860	525,682

Chemicals - 3.79%
Eastman Chemical Co.	6,100	398,757
Scotts Miracle-Gro Co.	10,060	1,069,579
		1,468,336
Commercial Services & Supplies - 1.84%
Herman Miller, Inc.	16,840	711,995

Containers & Packaging - 3.30%
Crown Holdings, Inc. (a)	14,370	946,121
Owens-Illinois, Inc.	32,620	331,745
		1,277,866
Distributors - 2.42%
Genuine Parts Co.	10,390	938,113

Electrical Equipment - 1.87%
Rockwell Automation, Inc.	4,730	722,697

Electronic Equipment, Instruments & Components - 2.55%
Amphenol Corp. - Class A	11,280	987,451

Food & Staples Retailing - 2.43%
Kroger Co.	39,810	942,701

Food Products - 8.47%
Campbell Soup Co.	14,970	673,650
General Mills, Inc.	25,550	1,374,590
Hershey Co.	7,790	1,234,559
		3,282,799
Health Care Equipment & Supplies - 2.65%
Varian Medical Systems, Inc. (a)	9,700	1,027,521

Health Care Providers & Services - 6.68%
Encompass Health Corp.	23,450	1,425,526
Laboratory Corporation of America Holdings (a)	6,930	1,161,191
		2,586,717
Hotels, Restaurants & Leisure - 4.29%
Choice Hotels International, Inc.	9,520	866,130
Cracker Barrel Old Country Store, Inc.	4,810	795,574
		1,661,704
IT Services - 8.79%
Broadridge Financial Solutions, Inc.	11,450	1,482,087
Paychex, Inc.	13,890	1,134,813
Western Union Co.	35,690	789,463
		3,406,363
Leisure Products - 2.38%
Hasbro, Inc.	8,330	920,215

Life Sciences Tools & Services - 2.61%
Waters Corp. (a)	4,780	1,012,834

Machinery - 3.55%
Donaldson Company, Inc.	8,250	398,970
Middleby Corp. (a)	8,910	977,070
		1,376,040

Media - 2.98%
Omnicom Group, Inc.	15,200	1,156,112

Professional Services - 2.62%
Equifax, Inc.	6,930	1,014,413

Real Estate Management & Development - 3.84%
CBRE Group, Inc. - Class A (a)	28,470	1,488,127

Road & Rail - 2.82%
Landstar System, Inc.	9,790	1,091,781

Semiconductors & Semiconductor Equipment - 2.60%
ON Semiconductor Corp. (a)	56,501	1,005,718

Software - 4.16%
Citrix Systems, Inc.	7,040	654,579
Teradata Corp. (a)	31,010	957,279
		1,611,858
Specialty Retail - 4.77%
Best Buy Company, Inc.	13,950	887,918
Tractor Supply Co.	9,420	959,709
		1,847,627
Technology Hardware, Storage & Peripherals - 2.06%
NetApp, Inc.	16,600	797,796

Textiles, Apparel & Luxury Goods - 3.31%
Carter's, Inc.	9,460	865,401
Hanesbrands, Inc.	30,380	414,991
		1,280,392
Trading Companies & Distributors - 2.37%
WW Grainger, Inc.	3,350	916,728

TOTAL COMMON STOCKS (Cost $34,671,364)		36,833,691

SHORT-TERM INVESTMENTS - 4.83%
First American Treasury Obligations Fund - Class X - 2.004% (b)	1,870,430	1,870,430
TOTAL SHORT-TERM INVESTMENTS (Cost $1,870,430)		1,870,430

Total Investments (Cost $36,541,794) - 99.92%		38,704,121
Other Assets in Excess of Liabilities - 0.08%		31,290
TOTAL NET ASSETS - 100.00%		$38,735,411

Percentages are stated as a percent of net assets.

(a) Non-income producing security.
(b) Seven day yield as of August 31, 2019.

The Schedule of Investments incorporates the Global Industry Classification Standard (GICS®). GICS was developed by and/or is the exclusive property of MSCI, Inc. and Standard & Poors Financial Services LLC ("S&P"). GICS is a
service mark of MSCI and S&P and has been licensed for use by U.S. Bancorp Fund Services, LLC.

Significant Accounting Policies
The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of these schedules of investments. These policies are in conformity with generally accepted accounting principles in the
United States of America (“GAAP”).

Investment Valuation
Each security owned by the Fund that is listed on a securities exchange is valued at its last sale price on that exchange on the date as of which assets are valued. When the security is listed on more than one exchange, the Fund will use the price of the exchange that the Funds generally consider to be the principal exchange on which the security is traded.

Fund securities listed on the NASDAQ Stock Market, Inc. (“NASDAQ”) will be valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price. If there has been no sale on such exchange or on NASDAQ on such day, the security is valued at (i) the mean between the most recent quoted bid and asked prices at the close of the exchange or (ii) the latest sales price on the Composite Market. “Composite Market“ means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets, as published by a pricing service (“Pricing Service”).

Debt securities, including short-term debt instruments having a maturity of 60 days or less, are valued at the mean in accordance with prices supplied by a Pricing Service. Pricing Services may use various valuation methodologies such as the mean between the bid and the asked prices, matrix pricing and other analytical pricing models as well as market transactions and dealer quotations. If a price is not available from a
Pricing Service, the most recent quotation obtained from one or more broker-dealers known to follow the issue will be obtained. Quotations will be valued at the mean between the bid and the offer. In the absence of available quotations, the securities will be priced at the fair value, as described below. Any discount or premium is accreted or amortized using the constant yield method until maturity.

Redeemable securities issued by open-end, registered investment companies, are valued at the net asset value (“NAV”) of such companies for purchase and/or redemption orders placed on that day. Money Market Mutual Funds are valued at cost.

When market quotations are not readily available, any security or other financial instrument is valued at its fair value as determined under procedures approved by the Trust’s Board of Trustees. These fair value procedures will also be used to price a security when corporate events, events in the securities market and/or world events cause the Adviser to believe that a security’s last sale price may not reflect its actual market value. The intended effect of using fair value pricing procedures is to ensure that the Fund is accurately priced.

The Valuation Committee of the Trust shall meet to consider any valuations. This consideration includes reviewing various factors set forth in the pricing procedures adopted by the Board of Trustees and other factors as warranted.
In considering a fair value determination, factors that may be considered, among others include; the type and structure of the security; unsual events or circumstances relating to the security's issuer; general market conditions; prior day's valuation; fundamental analytical data; size of the holding; cost of the security on the date of purchase; trading activity and prices of similar securities or financial instruments.

Financial Accounting Standards Board (“FASB”) Accounting Standards Codification, “Fair Value Measurements and Disclosures"
Topic 820 (ASC 820"), establishes an authoritative defintion of fair value and sets out a hierarchy for measuring fair value.
ASC 820 requires an entity to evaluate certain factors to determine whether there has been a significant decrease in volume and level of activity for the security such that recent transactions and quoted prices may not be determinative of fair value and further analysis and adjustment may be necessary to estimate fair value. ASC 820 also requires enhanced disclosure regarding the inputs and valuation techniques used to measure fair value in those instances as well as expanded disclosure of valuation levels for each class of investments.

Other
Investment transactions are recorded on the trade date. The Fund determines the gain or loss from investment transactions using the best tax relief order. Dividend income is recognized on the ex-dividend date and interest income is recognized on an accrual basis.

Fair Value Measurements

The Fund follows the FASB ASC Topic 820 hierarchy, under which various inputs are used in determining the value of the Fund’s investments.
The basis of the hierarchy is dependent upon various “inputs” used to determine the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date.
Level 2 – Other significant observable inputs include quoted prices which are not active, quoted prices for similar assets or liabilities in active markets or input other than quoted prices that are observable (either directly or indirectly) for the asset or liability.
Level 3 – Significant unobservable prices or inputs (includes the Board of Trustees and Valuation Committee’s own assumption in determining the fair value of investments).

The following is a summary of the inputs used, as of August 31, 2019, in valuing the Fund’s investments carried at fair value:

	Level 1	Level 2	Level 3

Common Stocks*	$36,833,691	$-	$-	$36,833,691
Short-Term Investments	1,870,430	-	-	1,870,430
Total Investments in Securities	$38,704,121	$-	$-	$38,704,121

* For further breakdown of common stocks by industry type, please refer to the Schedule of Investments.

For the period ended August 31, 2019 the Fund did not have significant unobservable inputs (Level 3 securities) used in determining fair value.
Therefore, a reconciliation of assets in which significant unobservable inputs (Level 3) were used in determining fair value is not applicable.

Disclosures about Derivative Instruments and Hedging Activities

The Fund did not invest in derivative securities or engage in hedging activities during the period ended August 31, 2019.